Note 15 - Income Taxes (Details) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Note 15 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	$ 324,986	$ 179,551
Income Tax Expense (Benefit)	0	0
Unrecognized Tax Benefits, Income Tax Penalties Expense	0	0	0
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	0	0
Unrecognized Tax Benefits	0	0	0
Federal SR & ED Expenditures [Member]
Note 15 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	10,215,000	10,310,000
Ontario Harmonization Credits [Member]
Note 15 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	371,000	400,000
Unclaimed ITCs [Member]
Note 15 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount		2,325,000
Unclaimed ITCs [Member]
Note 15 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	$ 2,328,000